Merk Absolute Return Currency Fund
Merk Absolute Return Currency Fund - Investor Shares and Institutional Shares
Investment Objective
The Merk Absolute Return Currency Fund (the "Fund" in this section) seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Merk Absolute Return Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Merk Absolute Return Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Merk Absolute Return Currency Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies. Over time, the Fund seeks to generate more gains from securities other than derivatives. Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S. dollar. Absolute returns means positive returns over a complete market cycle, irrespective of prevailing market conditions.

For purposes of pursuing its investment goal, the Fund will be exposed primarily to currencies of developed countries that, in the opinion of Merk Investments LLC ("Adviser"), the Fund's investment adviser, have liquid currency markets. The Fund's investments could focus in one or more geographic regions, depending on the Adviser's assessment of market conditions. The Fund typically will buy and sell currencies in the spot and forward markets. In addition, the Fund will normally enter into derivative currency transactions, including currency forwards, options on securities, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis in the context of strategic and tactical considerations. Systematic trading signals are derived from these analyses and may be aggregated using market regime analysis.

Strategic versus Tactical. The Adviser considers factors that lead to gradual allocation changes over months as "strategic." In contrast, the Adviser considers factors that lead to allocation changes over shorter periods as "tactical." The Fund's enhanced tactical strategies include, among others, risk sentiment analysis, technical analysis, an integration of quantitative and qualitative analyses seeking to project the Adviser's macro-economic views to currency allocation, and more integrated and active risk management techniques.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and statistical technical analysis of currency, financial markets and economic data. Fundamental considerations may include a country's gross domestic product or the central bank's benchmark interest rate. Technical considerations may include the relative performance of currencies over time. Statistical analysis may include the use of probability theory and mathematical optimizations. Additionally, the Adviser may utilize statistical methods to manage overall portfolio risk.

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency. Additionally, the Adviser may utilize qualitative and quantitative analysis to manage overall portfolio risk.

Market Regime Analysis. The Adviser uses a proprietary statistical framework to identity dynamics in market regimes that are defined by risk characteristics. Market Regime analysis and statistical analysis are utilized to provide a probabilistic system that governs the process of aggregating trading signals received from quantitative and qualitative analysis.

Strategy Enhancements. Effective June 30, 2012, the Fund's principal investment strategies were enhanced in an effort to achieve a more tactical focus. Such strategy enhancements included, among others, risk sentiment analysis, technical analysis, an integration of quantitative and qualitative analyses seeking to project the Adviser's macro-economic views to currency allocation, and more integrated and active risk management techniques.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser normally selects instruments to create a liquid portfolio of short duration. To mitigate interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and other short-term debt instruments that are issued by entities with an outstanding unsecured debt issue rated in the top three rating categories by one or more U.S. nationally recognized services or that the Adviser considers comparable in quality to such instruments. When selecting debt securities for the portfolio, the Adviser may sacrifice yield in return for high credit quality. In addition, the Adviser may use derivative instruments to shift the Fund's currency exposures.

The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates will affect the value of the Fund's investments. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include the risk that derivatives may result in losses that are potentially unlimited and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates are heightened.

Foreign Instruments Risk. Foreign investments are subject to risks that include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign instruments are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

European Market Risk. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to Counterparty Risk, as discussed in this Prospectus. Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts may expose the Fund to Leverage Risk, as discussed in this Prospectus.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Leverage Risk. Certain derivative transactions, such as those involving foreign currency contracts and futures contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. The Adviser can engage in frequent trading on occasion, if it believes it is in the Fund's best interests and in the implementation of its strategy. This frequent trading can affect performance through increased brokerage and other transaction costs, such as increased custody costs.

Quantitative Investing Risk. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of security's value. Among other things, the quantitative analysis may be adversely affected by reliance on erroneous or outdated data or flawed models or computer systems.

Tax Risk. In order to avoid paying taxes at the Fund level, the Fund must qualify as a regulated investment company ("RIC"), deriving at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended ("IRC"). If the Fund's foreign currency gains were excluded from the definition of "qualifying income," the Fund may fail to qualify as a RIC or may change its investment strategy or liquidate.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 4.60% for the quarter ended March 31, 2016, and the lowest return was -9.60% for the quarter ended June 30, 2012.

The calendar year-to-date total return as of June 30, 2018 was -5.74%.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - Merk Absolute Return Currency Fund	1 Year	5 Years	Since Inception		Inception Date
Investor Shares	4.69%	2.01%	0.30%
Investor Shares | After Taxes on Distributions	2.54%	1.25%	(0.26%)
Investor Shares | After Taxes on Distributions and Sales	2.61%	1.19%	(0.01%)
Institutional Shares	5.05%	2.32%	0.56%	[1]	Sep. 09, 2009
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.84%	0.24%	0.18%	[2]
[1]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since August 31, 2009.

Citigroup 3-Month U.S. T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.